Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020
Cash flows from operating activities:
Net loss	$ (6,431,470)	$ (1,684,793)	$ (6,194,828)	$ (2,665,779)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Non-cash interest expense	1,696,395	241,557	1,117,667
Deferred guaranteed interest	(247,400)
Depreciation expense	165,653	73,249	229,513	57,473
Amortization expense	156,096	133,229	295,709	211,067
Provision for uncollectible accounts
Debt forgiveness loss
Lease liability net of leased asset	(13,982)	(2,499)
Deferred equity financing costs	(120,205)	(137,561)
Gain on acquisition
Issuance of shares for interest payment	81,508
Issuance of shares for inventory purchases
Stock based compensation	1,218,814
Impairment loss		202,586	359,129
Deferred lease expense			(26,248)	(776)
Debt forgiveness income				(93,761)
Issuance of shares for services			2,984,271	161,776
Changes in operating assets and liabilities:
Accounts receivable	55,599	(3,668)	(32,448)	(127,653)
Inventory	(157,636)	(20,676)	(63,474)	(15,787)
Prepaid expenses	(104,520)	(15,122)	(16,500)	(5,588)
Security deposits			(25,422)	(2,568)
Deferred brokerage fees	4,808	25,884	69,280	(18,592)
Deferred revenues	(12,429)	(63,279)	(157,137)	123,882
Accounts payable	(271,086)	110,595	337,022	123,142
Accrued expenses	(327,072)	(194,223)	(245,464)	729,902
Due from franchisees’	15,367	(45,516)	(23,007)
Net cash used in operating activities	(2,105,623)	(342,099)	(1,391,938)	(1,523,262)
Cash flows from investing activities:
Cash (used in)/acquired from acquisition			(150,000)	26,180
Purchase of property and equipment	(13,302)	(1,949)	(1,949)	(163,472)
Net cash provided by (used in) investing activities	(13,302)	(1,949)	(151,949)	(137,292)
Cash flows from financing activities:
Proceeds from sale of warrants	100,000
Repayment of notes payable	(1,324,409)	(319,477)	(2,137,753)
Proceeds from note payable	3,761,500	1,046,756	3,417,430	192,048
Proceeds from sale of Private Units			500,000	87,700
Deferred financing costs			(209,296)	(98,198)
Non-controlling interest of original investment in subsidiaries			202,500	24,054
Private placement funds received		25,000	41,735	75,000
Net cash provided by financing activities	2,537,091	752,279	1,814,616	280,604
Net change in cash	418,166	408,231	254,049	(1,379,950)
Cash - beginning of period	414,257	160,208	160,208	1,540,158
Cash - end of period	832,423	568,439	414,257	160,208
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	180,950
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock issued for consideration in an acquisition of assets	104,850	728,544	871,852	1,440,000
Common stock issued in connection with notes payable	269,539	100,000
Beneficial conversion feature with warrants issued for debt discount	3,534,556	102,217
Conversion of debt to common shares			100,000
Increase in prepaid expenses and accrued expenses			30,555
Warrants issued for debt discount			(1,521,754)
Acquisition of PLAYlive:
Goodwill				2,226,166
Property and equipment				9,503
Deferred brokerage fees				805,975
Accounts payable				(3,574)
Deferred revenue				(1,624,250)
Provision for uncollectible accounts	12,943
Lease liability net of leased asset	13,982	2,499
Loss on extinguishment of debt	1,730,801
Gain on Asset Acquisition	(2,357)
Issuance of shares for services	407,883	1,033,140
Issuance of shares for inventory	8,703
Warrants issued for debt extinguishment	$ 2,392,593